DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative instruments Settlement

As of June 30, 2013, the Company had the following derivative instruments that settle in each of the years indicated in the table (in thousands except average prices, ounces and notional data):

	2013	2014	2015	Thereafter
Palmarejo gold production royalty	$14,750	$24,895	$24,691	$20,069
Average gold price in excess of minimum contractual deduction	$502	$498	$492	$490
Notional ounces	29,389	50,004	50,004	40,985
Mexican peso forward purchase contracts	$20,700	$12,000	$—	$—
Average rate (MXP/$)	$12.90	$12.21	$—	$—
Mexican peso notional amount	267,119	146,460	—	—
Mexican peso put options purchased	$—	$6,000	$—	$—
Average strike price (MXP/$)	$—	$12.50	$—	$—
Mexico peso notional amount	—	75,000	—	—
Mexican peso call options sold	$—	$6,000	$—	$—
Average strike price (MXP/$)	$—	$15.50	$—	$—
Mexico peso notional amount	—	93,000	—	—
Silver concentrate sales agreements	$7,249	$—	$—	$—
Average silver price	$23.92	$—	$—	$—
Notional ounces	302,990	—	—	—
Gold concentrates sales agreements	$22,252	$—	$—	$—
Average gold price	$1,427	$—	$—	$—
Notional ounces	15,589	—	—	—
Gold put options purchased	$720	$720	$—	$—
Average gold strike price	$936	$979	$1,010	$—
Notional ounces	20,000	47,000	30,000	—
Gold call options sold	$—	$720	$—	$—
Average gold strike price	$2,000	$1,934	$2,000	$—
Notional ounces	10,000	47,000	30,000	—

As of December 31, 2012, the Company had the following derivative instruments that settle in each of the years indicated in the table (in thousands except average prices, ounces and notional data):

	2013	2014	2015	Thereafter
Palmarejo gold production royalty	$27,205	$24,895	$24,691	$21,140
Average gold price in excess of minimum contractual deduction	502	498	494	490
Notional ounces	54,171	50,004	50,004	43,173
Mexican peso forward purchase contracts	$26,100	$—	$—	$—
Average rate (MXP/$)	$13.11	$—	$—	$—
Mexican peso notional amount	342,235	—	—	—
Silver concentrate sales agreements	$12,736	$—	$—	$—
Average silver price	$31.04	$—	$—	$—
Notional ounces	410,298	—	—	—
Gold concentrates sales agreements	$20,498	$—	$—	$—
Average gold price	$1,714	$—	$—	$—
Notional ounces	11,957	—	—	—
Gold put options purchased	$1,800	$720	$—	$—
Average gold strike price	$928	$979	$1,010	$—
Notional ounces	45,000	47,000	30,000	—
Gold call options sold	$1,800	$720	$—	$—
Average gold strike price	$2,000	$1,933	$2,000	$—
Notional ounces	20,000	47,000	30,000	—

Fair value of the derivative instruments

The following summarizes the classification of the fair value of the derivative instruments as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013
	Prepaid expenses and other	Other long-term assets	Accrued liabilities and other	Current portion of royalty obligation	Non-current portion of royalty obligation
Foreign exchange contracts Peso	$12	$—	$1,457	$—	$—
Palmarejo gold production royalty	—	—	—	17,759	34,600
Put and call options, net	50	2,308	—	—	—
Concentrate sales contracts	20	—	1,128	—	—

	$82	$2,308	$2,585	$17,759	$34,600

	December 31, 2012
	Prepaid expenses and other	Accrued liabilities and other	Other long- term Liabilities	Current portion of royalty obligation	Non-current portion of royalty obligation
Forward foreign exchange contracts Peso	$376	$300	$—	$—	$—
Palmarejo gold production royalty	—	—	—	41,146	103,952
Put and call options, net	—	2,025	7,274	—	—
Concentrate sales contracts	1,030	163	—	—	—

	$1,406	$2,488	$7,274	$41,146	$103,952

The following summarizes the classification of the fair value of the derivative instruments as of December 31, 2012 and December 31, 2011 (in thousands):

	December 31, 2012
	Prepaid expenses and other	Accrued liabilities and other	Other long- term liabilities	Current portion of royalty obligation	Non-current portion of royalty obligation
Forward foreign exchange contracts	$376	$300	$—	$—	$—
Palmarejo gold production royalty	—	—	—	41,146	103,952
Put and call options, net	—	2,025	7,274	—	—
Concentrate sales contracts	1,030	163	—	—	—

	$1,406	$2,488	$7,274	$41,146	$103,952

	December 31, 2011
	Prepaid expenses and other	Accrued liabilities and other	Other long- term Liabilities	Current portion of royalty obligation	Non-current portion of royalty obligation
Silver ounces receivable from Mandalay	$814	$—	$—	$—	$—
Forward foreign exchange contracts	—	3,188	—	—	—
Palmarejo gold production royalty	—	—	—	37,206	122,194
Put and call options, net	—	3,183	14,669	—	—
Concentrate sales contracts	—	825	—	—	—

	$814	$7,196	$14,669	$37,206	$122,194

Gain losses on derivative instruments

The following represent mark-to-market gains (losses) on derivative instruments for the three months ended June 30, 2013 and 2012 (in thousands):

		Three months ended June 30,		Six months ended June 30,
Financial statement line	Derivative	2013	2012	2013	2012
Sales of metal	Concentrate sales contracts	$(667)	$(877)	$(2,422)	$459
Production costs applicable to sales	Forward foreign exchange contracts	203	(1,151)	830	(1,934)
Fair value adjustments, net	Foreign exchange contracts MXN Peso	(2,260)	83	(1,522)	2,773
Fair value adjustments, net	Forward foreign exchange contracts Canadian dollar	1,598	—	—	—
Fair value adjustments, net	Silver ounces receivable	—	(337)	—	22
Fair value adjustments, net	Palmarejo gold royalty	61,066	14,105	75,494	(11,505)
Fair value adjustments, net	Put and call options	6,350	2,187	10,577	1,636

		$66,290	$14,010	$82,957	$(8,549)

The following represent mark-to-market gains (losses) on derivative instruments for the years ended December 31, 2012 and 2011 (in thousands):

		Years ended December 31,
Financial statement line	Derivative	2012	2011	2010
Sales of metal	Concentrate sales contracts	$1,682	$2,505	$1,636
Production costs applicable to sales	Forward foreign exchange contracts	(1,621)	383	1,638
Fair value adjustments, net	Gold lease facility	—	(132)	2,885
Fair value adjustments, net	Forward foreign exchange contracts	3,264	(3,192)	(1,330)
Fair value adjustments, net	Forward gold contract	—	34	425
Fair value adjustments, net	Silver ounces receivable	213	(276)	1,594
Fair value adjustments, net	Palmarejo gold royalty	(31,053)	(40,046)	(83,989)
Fair value adjustments, net	Franco-Nevada warrant	—	—	3,451
Fair value adjustments, net	Put and call options	4,089	(8,438)	(11,795)

		$(23,426)	$(49,162)	$(85,485)